RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Related Party Deposit Liabilities	$ 5,337,000	$ 5,260,000